Composition of Certain Financial Statement Line Items (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property and Equipment, net
Useful lives assigned to property and equipment are as follows:

Laboratory equipment	3 years to 5 years
Computer hardware	3 years
Furniture and fixtures	3 years
Office equipment	3 years to 5 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Property and equipment consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Laboratory equipment	$4,032	$2,256
Leasehold improvements	8	169
Computer hardware	157	105
Furniture, fixtures and office equipment	1	126
Construction in progress	279	—
	4,477	2,656
Less: Accumulated depreciation	(1,994)	(1,285)
Total	$2,483	$1,371

Other Long Term Assets	Other long term assets consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Restricted cash	$842	$612
Deposits	155	315
Deferred offering costs	—	212
Total	$997	$1,139

Accrued Expenses
Accrued expenses and other liabilities consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Employee compensation	$1,465	$484
Accrued professional and consulting fees	411	452
Accrued facilities	337	—
Accrued research and development	518	—
Other	388	133
Total	$3,119	$1,069

Other Liabilities
Accrued expenses and other liabilities consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Employee compensation	$1,465	$484
Accrued professional and consulting fees	411	452
Accrued facilities	337	—
Accrued research and development	518	—
Other	388	133
Total	$3,119	$1,069

Cash, Cash Equivalents
Cash, cash equivalents and restricted cash consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Cash and cash equivalents	$185,619	$36,607
Restricted cash included in other long term assets	842	612
Total	$186,461	$37,219

Restricted Cash
Cash, cash equivalents and restricted cash consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Cash and cash equivalents	$185,619	$36,607
Restricted cash included in other long term assets	842	612
Total	$186,461	$37,219